Expense Example {- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Initial/Service/Service Class 2 PRO-09 - Growth Opportunities Portfolio	Apr. 30, 2021 USD ($)
VIP Growth Opportunities Portfolio-Initial VIP
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	798
VIP Growth Opportunities Portfolio-Service VIP
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
VIP Growth Opportunities Portfolio-Service 2 VIP
Expense Example:
1 year	91
3 years	284
5 years	493
10 years	$ 1,096